CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.9%
	Consumer Discretionary - 8.5%
	Apparel & Textile Products - 2.8%
206,124	Steven Madden Ltd.	$7,964,632

	Home Construction - 1.5%
75,071	Skyline Champion Corporation[1]	4,119,896

	Leisure Facilities & Services - 1.7%
166,614	BJ's Restaurants, Inc.[1]	4,715,176

	Wholesale - Discretionary - 2.5%
259,732	G-III Apparel Group Ltd.[1]	7,025,751

	Total Consumer Discretionary	23,825,455

	Consumer Staples - 5.1%
	Beverages - 1.0%
195,219	Primo Water Corporation	2,781,871

	Food - 3.1%
400,458	Hostess Brands, Inc.[1]	8,786,048

	Household Products - 1.0%
101,919	Clearwater Paper Corporation[1]	2,856,790

	Total Consumer Staples	14,424,709

	Energy - 5.4%
	Oil & Gas Services & Equipment - 5.4%
450,192	ChampionX Corporation	11,020,700
262,037	Oceaneering International, Inc.[1]	3,972,481
	Total Energy	14,993,181

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Financials - 22.0%
	Banking - 20.1%
130,128	Amalgamated Financial Corporation	$2,338,400
180,076	BankUnited, Inc.	7,916,141
283,964	Cadence Bank	8,308,787
333,608	Central Pacific Financial Corporation[1]	9,307,662
314,803	CVB Financial Corporation	7,306,578
233,147	First Interstate Bancsystem, Inc. - Class A	8,572,815
160,999	Hancock Whitney Corporation	8,396,098
380,619	Heritage Commerce Corporation	4,281,964
		56,428,445
	Insurance - 1.9%
212,181	James River Group Holdings, Ltd.	5,249,358

	Total Financials	61,677,803

	Health Care - 2.4%
	Medical Equipment & Devices - 2.4%
135,986	Envista Holdings Corporation[1]	6,623,878

	Industrials - 25.7%
	Aerospace & Defense - 5.9%
209,468	Barnes Group, Inc.	8,418,519
184,111	Kaman Corporation	8,005,146
		16,423,665
	Commercial Support Services - 4.2%
105,485	Clean Harbors, Inc.[1]	11,776,345

	Electrical Equipment - 3.3%
188,627	SPX Corporation[1]	9,320,060

	Engineering & Construction - 1.5%
73,406	Arcosa, Inc.	4,202,494

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value
	Industrials — 25.7% (Continued)
	Industrial Intermediate Products - 4.9%
380,502	Janus International Group, Inc.[1]	$3,424,518
43,189	Valmont Industries, Inc.	10,304,895
		13,729,413
	Industrial Support Services - 2.0%
54,593	Applied Industrial Technologies, Inc.	5,604,517

	Transportation & Logistics - 3.9%
148,829	Kirby Corporation[1]	10,743,966

	Total Industrials	71,800,460

	Materials - 3.5%
	Chemicals - 3.5%
96,491	HB Fuller Company	6,375,161
12,746	Rogers Corporation[1]	3,463,088
	Total Materials	9,838,249

	Real Estate - 10.8%
	Hotel – 2.4%
352,923	Xenia Hotels & Resorts, Inc.	6,807,884
	Office – 6.0%
253,762	American Assets Trust, Inc.	9,615,042
250,376	Equity Commonwealth[1]	7,063,107
		16,678,149
	Retail – 2.4%
348,008	Urban Edge Properties	6,646,953

	Total Real Estate	30,132,986

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Value
	Technology - 7.2%
	Semiconductors - 1.0%
46,893	MaxLinear, Inc. - Class A1	$2,736,207

	Software - 4.6%
140,194	Agilysys, Inc.[1]	5,590,937
96,801	Envestnet, Inc.[1]	7,205,866
		12,796,803
	Technology Services - 1.6%
121,188	Open Lending Corporation[1]	2,291,665
398,213	Paya Holdings, Inc.[1]	2,333,528
		4,625,193
	Total Technology	20,158,203

	Utilities - 5.3%
	Electric Utilities - 2.5%
92,544	Black Hills Corporation	7,127,739

	Gas & Water Utilities - 2.8%
112,526	SJW Group[1]	7,829,559

	Total Utilities	14,957,298

	TOTAL COMMON STOCKS (Cost $219,289,149)	268,432,222

	SHORT-TERM INVESTMENTS — 4.1%
5,703,094	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.21%[2]	5,703,094
5,703,097	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.13%[2]	5,703,097
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,406,191)	11,406,191

	TOTAL INVESTMENTS - 100.0% (Cost $230,695,340)	$279,838,413
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.00)%[3]	(86,581)
	TOTAL NET ASSETS - 100.0%	$279,751,832

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of March 31, 2022.
[3]	Percentage rounds to less than 0.1%

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.8%
	Consumer Discretionary - 7.6%
	Apparel & Textile Products - 2.7%
296,451	Steven Madden Ltd.	$11,454,867

	Leisure Facilities & Services - 1.4%
36,803	Marriott Vacations Worldwide Corporation	5,803,833

	Wholesale - Discretionary - 3.5%
327,038	LKQ Corporation	14,850,795

	Total Consumer Discretionary	32,109,495

	Consumer Staples - 4.4%
	Food - 4.4%
203,835	Lamb Weston Holdings, Inc.	12,211,755
289,630	Nomad Foods Ltd.[1]	6,539,845
	Total Consumer Staples	18,751,600

	Energy - 6.6%
	Oil & Gas Producers - 3.6%
61,360	Pioneer Natural Resources Company	15,341,841

	Oil & Gas Services & Equipment - 3.0%
518,378	ChampionX Corporation	12,689,893

	Total Energy	28,031,734

	Financials - 16.0%
	Asset Management - 3.0%
68,338	LPL Financial Holdings, Inc.	12,483,986

	Banking - 4.6%
234,563	Cadence Bank	6,863,313

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS  (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Banking - 4.6% (Continued)
224,070	Webster Financial Corporation	$12,574,809
		19,438,122
	Institutional Financial Services - 2.6%
126,535	State Street Corporation	11,023,729

	Insurance - 5.8%
106,767	American Financial Group, Inc.	15,547,410
134,628	W.R. Berkley Corporation	8,964,879
		24,512,289
	Total Financials	67,458,126

	Health Care - 8.6%
	Medical Equipment & Devices - 8.6%
238,305	Avantor, Inc.[1]	8,059,475
8,889	Bio-Rad Laboratories, Inc., Class A1	5,006,551
304,112	Envista Holdings Corporation[1]	14,813,296
457,069	Ortho Clinical Diagnostics Holdings PLC[1,2]	8,528,908

	Total Health Care	36,408,230

	Industrials - 19.1%
	Aerospace & Defense - 4.0%
16,016	Teledyne Technologies, Inc.[1]	7,569,642
74,459	Woodward, Inc.	9,300,674
		16,870,316
	Commercial Support Services - 1.3%
115,341	Terminix Global Holdings, Inc.[1]	5,263,010

	Electrical Equipment - 7.4%
63,501	AMETEK, Inc.	8,457,064
396,063	Hayward Holdings, Inc.[1,3]	6,582,567
273,822	nVent Electric PLC[2]	9,523,530

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS  (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Electrical Equipment - 7.4% (Continued)
267,778	Vontier Corporation	$6,798,883
		31,362,044
	Industrial Intermediate Products - 2.9%
50,494	Valmont Industries, Inc.	12,047,868

	Industrial Support Services - 0.5%
20,381	Applied Industrial Technologies, Inc.	2,092,313

	Machinery - 3.0%
85,753	Regal Rexnord Corporation	12,758,331

	Total Industrials	80,393,882

	Materials - 11.6%
	Chemicals - 9.4%
133,802	Ashland Global Holdings, Inc.	13,167,455
294,609	Corteva, Inc.	16,934,124
117,449	RPM International, Inc.	9,565,047
		39,666,626
	Construction Materials - 2.2%
37,605	Carlisle Companies, Inc.	9,247,822

	Total Materials	48,914,448

	Real Estate - 4.1%
	Office - 4.1%
211,281	American Assets Trust, Inc.	8,005,437
207,064	Highwoods Properties, Inc.	9,471,107
	Total Real Estate	17,476,544

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Technology - 11.4%
	Semiconductors - 2.3%
127,606	Microchip Technology, Inc.	$9,588,315

	Software - 4.0%
56,086	PTC, Inc.[1]	6,041,584
188,325	Tenable Holdings, Inc.[1]	10,883,302
		16,924,886
	Technology Services - 5.1%
821,155	Clarivate PLC[1,2]	13,762,558
28,043	Morningstar, Inc.	7,660,506
		21,423,064
	Total Technology	47,936,265

	Utilities - 7.4%
	Electric Utilities - 2.3%
127,873	Black Hills Corporation	9,848,778

	Gas & Water Utilities - 5.1%
69,094	Atmos Energy Corporation	8,256,042
410,000	Nisource, Inc.	13,038,001
		21,294,043
	Total Utilities	31,142,821

	TOTAL COMMON STOCKS (Cost $275,286,393)	408,623,145

	SHORT-TERM INVESTMENTS — 3.4%
7,149,801	BlackRock Liquidity Funds T-Fund, Institutional Series, 0.21%[4]	7,149,801
7,149,802	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.13%[4]	7,149,802
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,299,603)	14,299,603

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100.2% (Cost $289,585,996)	422,922,748

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.7%
	REPURCHASE AGREEMENTS — 1.7%
352,526	With Bank of Montreal: at 0.24%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $352,528 (collateralized by US Treasury Securities, par values ranging from $1 - $186,275, coupon rates ranging from 0.00% to 3.13%, 4/7/22 - 8/15/51; total market value $359,577)	$352,526
1,674,510	With Citigroup Global Markets, Inc.: at 0.30%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $1,674,524 (collateralized by US Treasury Securities, par values ranging from $1 - $1,161,559 coupon rates ranging from 0.00% to 4.38%, 5/3/22 – 8/15/51; total market value $1,708,000)	1,674,510
1,674,510	With Crédit Agricole Corporate & Investment Bank: at 0.30%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $1,674,524 (collateralized by US Treasury Security, par value of $1,353,024, coupon rate of 0.13%, 1/15/23; total market value $1,708,004)	1,674,510
1,674,510	With JP Morgan Securities LLC: at 0.28%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $1,674,523 (collateralized by US Treasury Securities, par values ranging from $90,208 - $990,526, coupon rates ranging from 1.88% to 2.88%, 8/31/24 - 8/15/49; total market value $1,708,000)	1,674,510
1,674,510	With National Bank Financial: at 0.34%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $1,674,526 (collateralized by US Treasury Securities, par values ranging from $1 - $230,473, coupon rates ranging from 0.00% to 3.00%, 4/1/22; total market value $1,708,004)	1,674,510
	TOTAL REPURCHASE AGREEMENTS (Cost $7,050,566)	7,050,566

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $7,050,566)	7,050,566

	TOTAL INVESTMENTS - 101.9% (Cost $296,636,562)	$429,973,314	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(8,052,272)
	TOTAL NET ASSETS - 100.0%	$421,921,042

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven day effective yield as of March 31, 2022.
[5]	At March 31, 2022, the market value of securities on loan for CRM Mid Cap Value Fund was $6,582,567. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.0%
	Consumer Discretionary - 9.0%
	Home Construction - 1.5%
44,221	Skyline Champion Corporation[1]	$2,426,848

	Leisure Facilities & Services - 1.4%
15,252	Marriott Vacations Worldwide Corporation	2,405,240

	Retail - Discretionary - 0.9%
4,717	RH1,2	1,538,167

	Wholesale - Discretionary - 5.2%
147,496	G-III Apparel Group Ltd.[1]	3,989,767
102,553	LKQ Corporation	4,656,932
		8,646,699
	Total Consumer Discretionary	15,016,954

	Consumer Staples - 4.5%
	Beverages - 1.2%
140,653	Primo Water Corporation	2,004,305

	Food - 3.3%
56,914	Lamb Weston Holdings, Inc.	3,409,718
89,609	Nomad Foods Ltd.[1]	2,023,371
		5,433,089
	Total Consumer Staples	7,437,394

	Energy - 7.1%
	Oil & Gas Producers - 3.1%
20,454	Pioneer Natural Resources Company	5,114,114

	Oil & Gas Services & Equipment - 3.3%
224,458	ChampionX Corporation	5,494,731

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Renewable Energy - 0.7%
35,840	Sunrun, Inc.[1]	$1,088,461

	Total Energy	11,697,306

	Financials - 19.9%
	Asset Management - 2.6%
23,967	LPL Financial Holdings, Inc.	4,378,292

	Banking - 9.6%
120,237	Cadence Bank	3,518,135
105,501	CVB Financial Corporation	2,448,678
134,495	First Interstate Bancsystem, Inc. - Class A	4,945,381
88,067	Webster Financial Corporation	4,942,320
		15,854,514
	Insurance - 7.7%
42,078	American Financial Group, Inc.	6,127,398
119,136	James River Group Holdings, Ltd.	2,947,425
55,848	W.R. Berkley Corporation	3,718,885
		12,793,708
	Total Financials	33,026,514

	Health Care - 7.0%
	Medical Equipment & Devices - 7.0%
4,389	Bio-Rad Laboratories, Inc. - Class A1	2,472,016
114,622	Envista Holdings Corporation[1]	5,583,238
186,726	Ortho Clinical Diagnostics Holdings PLC[1,3]	3,484,307

	Total Health Care	11,539,561

	Industrials - 22.3%
	Aerospace & Defense - 3.9%
92,445	Kaman Corporation	4,019,509

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Aerospace & Defense - 3.9% (Continued)
4,981	Teledyne Technologies, Inc.[1]	$2,354,170
		6,373,679
	Commercial Support Services - 4.2%
62,375	Clean Harbors, Inc.[1]	6,963,545

	Electrical Equipment - 4.5%
98,185	Hayward Holdings, Inc.[1,2]	1,631,835
92,622	nVent Electric PLC[3]	3,221,392
104,056	Vontier Corporation	2,641,982
		7,495,209
	Industrial Intermediate Products - 3.8%
224,359	Janus International Group, Inc.[1]	2,019,231
18,073	Valmont Industries, Inc.	4,312,218
		6,331,449
	Machinery - 3.0%
33,848	Regal Rexnord Corporation	5,035,905

	Transportation & Logistics - 2.9%
67,129	Kirby Corporation[1]	4,846,043

	Total Industrials	37,045,830

	Materials - 9.7%
	Chemicals - 5.5%
54,239	Ashland Global Holdings, Inc.	5,337,661
46,260	RPM International, Inc.	3,767,414
		9,105,075
	Construction Materials - 4.2%
10,773	Carlisle Companies, Inc.	2,649,296
33,645	Eagle Materials, Inc.	4,318,672
		6,967,968
	Total Materials	16,073,043

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Real Estate - 4.9%
	Office – 2.4%
104,578	American Assets Trust, Inc.	$3,962,460

	Retail – 2.5%
221,706	Urban Edge Properties	4,234,585

	Total Real Estate	8,197,045

	Technology - 7.8%
	Software - 4.5%
22,313	PTC, Inc.[1]	2,403,556
88,204	Tenable Holdings, Inc.[1]	5,097,309
		7,500,865
	Technology Services - 3.3%
321,859	Clarivate PLC[1]	5,394,357

	Total Technology	12,895,222

	Utilities - 3.8%
	Electric Utilities - 1.2%
27,056	Black Hills Corporation	2,083,853

	Gas & Water Utilities - 2.6%
133,582	Nisource, Inc.	4,247,908

	Total Utilities	6,331,761

	TOTAL COMMON STOCKS (Cost $114,306,031)	159,260,630

	SHORT-TERM INVESTMENTS — 3.4%
2,840,531	BlackRock Liquidity Funds T-Fund, Institutional Series, 0.21%[4]	2,840,531
2,840,531	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.13%[4]	2,840,531
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,681,062)	5,681,062

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 99.4% (Cost $119,987,093)	164,941,692

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 2.3%
	REPURCHASE AGREEMENTS — 2.3%
758,215	With Barclays Capital, Inc.: at 0.30%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $758,221 (collateralized by US Treasury Security, par value of $1,567,364, coupon rate of 0.00%, 5/15/50; total market value $773,380)	$758,215
1,000,000	With Citigroup Global Markets, Inc.: at 0.30%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $1,000,008 (collateralized by US Treasury Securities, par values ranging from $0 - $693,671, coupon rates ranging from 0.00% to 4.38%, 5/3/22 - 8/15/51; total market value $1,020,000)	1,000,000
1,000,000	With JP Morgan Securities LLC: at 0.28%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $1,000,008 (collateralized by US Treasury Securities, par values ranging from $53,871 - $591,532, coupon rates ranging from 1.88% to 2.88%, 8/31/24 - 8/15/49; total market value $1,020,000)	1,000,000
1,000,000	With National Bank Financial: at 0.34%, dated 3/31/22, to be repurchased on 4/1/22, repurchase price $1,000,009 (collateralized by US Treasury Securities, par values ranging from $0 - $137,636, coupon rates ranging from 0.00% to 3.00%, 4/1/22; total market value $1,020.002)	1,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $3,758,215)	3,758,215

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $3,758,215)	3,758,215

	TOTAL INVESTMENTS - 101.7% (Cost $123,745,308)	$168,699,907	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(2,757,327)
	TOTAL NET ASSETS - 100.0%	$165,942,580

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company.
[4]	Rate disclosed is the seven day effective yield as of March 31, 2022.
[5]	At March 31, 2022, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $3,538,649. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 97.4%
	Consumer Discretionary - 9.8%
	Apparel & Textile Products - 2.0%
13,362	Steven Madden Ltd.	$516,308

	Home Construction - 0.9%
4,565	Skyline Champion Corporation[1]	250,527

	Leisure Facilities & Services - 2.9%
13,334	BJ's Restaurants, Inc.[1]	377,353
2,389	Marriott Vacations Worldwide Corporation	376,745
		754,098
	Wholesale - Discretionary - 4.0%
19,170	G-III Apparel Group Ltd.[1]	518,549
11,756	LKQ Corporation	533,839
		1,052,388
	Total Consumer Discretionary	2,573,321

	Consumer Staples - 2.6%
	Food - 2.6%
11,513	Lamb Weston Holdings, Inc.	689,744

	Energy - 4.4%
	Oil & Gas Producers - 1.4%
15,219	Marathon Oil Corporation	382,149

	Oil & Gas Services & Equipment - 3.0%
32,217	ChampionX Corporation	788,672

	Total Energy	1,170,821

	Financials - 22.2%
	Asset Management - 3.2%
4,626	LPL Financial Holdings, Inc.	845,078

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Banking - 9.6%
15,938	Hancock Whitney Corporation	$831,167
14,280	Truist Financial Corporation	809,676
15,811	Webster Financial Corporation	887,312
		2,528,155
	Institutional Financial Services - 3.3%
10,012	State Street Corporation	872,245

	Insurance - 6.1%
4,456	American Financial Group, Inc.	648,883
15,424	American International Group, Inc.	968,164
		1,617,047
	Total Financials	5,862,525

	Health Care - 11.6%
	Biotechnology & Pharmaceuticals - 2.7%
4,006	Johnson & Johnson	709,983

	Medical Equipment & Devices - 8.9%
13,749	Avantor, Inc.[1]	464,991
2,359	Danaher Corporation	691,965
14,595	Envista Holdings Corporation[1]	710,923
26,166	Ortho Clinical Diagnostics Holdings PLC[1,2]	488,258
		2,356,137
	Total Health Care	3,066,120

	Industrials - 20.4%
	Aerospace & Defense - 6.1%
20,664	Kaman Corporation	898,471
5,700	Woodward, Inc.	711,987
		1,610,458
	Electrical Equipment - 3.0%
14,860	nVent Electric PLC[2]	516,831

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022  (Unaudited)

Shares		Value
	Electrical Equipment - 3.0% (Continued)
11,605	Vontier Corporation	$294,651
		811,482
	Industrial Intermediate Products - 4.5%
33,311	Janus International Group, Inc.[1]	299,799
3,700	Valmont Industries, Inc.	882,820
		1,182,619
	Machinery - 2.1%
3,718	Regal Rexnord Corporation	553,164

	Transportation & Logistics - 4.7%
17,133	Kirby Corporation[1]	1,236,831

	Total Industrials	5,394,554

	Materials - 5.6%
	Chemicals - 5.6%
6,663	Ashland Global Holdings, Inc.	655,706
14,127	Corteva, Inc.	812,020
	Total Materials	1,467,726

	Real Estate - 2.8%
	Hotels - 2.8%
38,430	Xenia Hotels & Resorts, Inc.	741,315

	Technology - 15.7%
	Semiconductors - 3.5%
6,411	Microchip Technology, Inc.	481,723
2,827	QUALCOMM, Inc.	432,022
		913,745
	Software - 5.1%
870	Microsoft Corporation	268,230

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Software - 5.1% (Continued)
4,120	PTC, Inc.[1]	$443,806
11,031	Tenable Holdings, Inc.[1]	637,481
		1,349,517
	Technology Hardware - 1.6%
29,804	DZS, Inc.[1]	413,381

	Technology Services - 5.5%
44,363	Clarivate PLC[1,2]	743,524
974	MasterCard, Inc. - Class A	348,088
63,390	Paya Holdings, Inc.[1]	371,466
		1,463,078
	Total Technology	4,139,721

	Utilities - 2.3%
	Electric Utilities - 2.3%
7,077	NextEra Energy, Inc.	599,493

	TOTAL COMMON STOCKS (Cost $19,858,478)	25,705,340

	SHORT-TERM INVESTMENTS — 2.9%
385,501	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.21%[3]	385,501
385,500	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.13%[3]	385,500
	TOTAL SHORT-TERM INVESTMENTS (Cost $771,001)	771,001

	TOTAL INVESTMENTS - 100.3% (Cost $20,629,479)	$26,476,341
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(71,395)
	TOTAL NET ASSETS - 100.0%	$26,404,946

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Rate disclosed is the seven day effective yield as of March 31, 2022.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 84.4%
	Communications - 5.1%
	Entertainment Content - 2.0%
17,412	Walt Disney Company (The)[1]	$2,388,230

	Internet Media & Services - 3.1%
1,547	Booking Holdings, Inc.[1]	3,633,052

	Total Communications	6,021,282

	Consumer Discretionary - 16.5%
	Apparel & Textile Products - 2.6%
79,896	Steven Madden Ltd.	3,087,181

	Automotive - 0.6%
25,700	Lucid Group, Inc.[1]	652,780

	Home Construction - 2.1%
46,341	Skyline Champion Corporation[1]	2,543,194

	Leisure Facilities & Services - 4.1%
65,990	BJ's Restaurants, Inc.[1]	1,867,517
19,355	Marriott Vacations Worldwide Corporation	3,052,284
		4,919,801
	Retail - Discretionary - 1.0%
3,608	RH1	1,176,533

	Wholesale - Discretionary - 6.1%
138,132	G-III Apparel Group Ltd.[1]	3,736,471
76,742	LKQ Corporation	3,484,854
		7,221,325
	Total Consumer Discretionary	19,600,814

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Consumer Staples - 2.5%
	Beverages - 2.5%
1,200,200	Becle SAB de CV	$2,940,930

	Energy - 4.4%
	Oil & Gas Producers - 1.8%
84,080	Marathon Oil Corporation	2,111,249

	Renewable Energy - 2.6%
101,475	Sunrun, Inc.[1]	3,081,796

	Total Energy	5,193,045

	Financials - 6.7%
	Banking - 4.5%
47,558	Hancock Whitney Corporation	2,480,150
51,356	Webster Financial Corporation	2,882,098
		5,362,248
	Institutional Financial Services - 2.2%
29,386	State Street Corporation	2,560,108

	Total Financials	7,922,356

	Health Care - 9.3%
	Health Care Facilities & Services - 1.0%
2,750	Humana, Inc.	1,196,717

	Medical Equipment & Devices - 8.3%
75,970	Avantor, Inc.[1]	2,569,305
8,383	Danaher Corporation	2,458,985
100,506	Envista Holdings Corporation[1]	4,895,647
		9,923,937
	Total Health Care	11,120,654

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Industrials - 20.3%
	Aerospace & Defense - 5.2%
74,412	Kaman Corporation	$3,235,434
23,592	Woodward, Inc.	2,946,877
		6,182,311
	Commercial Support Services - 3.6%
38,292	Clean Harbors, Inc.[1]	4,274,919

	Electrical Equipment - 3.8%
122,218	Hayward Holdings, Inc.[1]	2,031,263
98,600	Vontier Corporation	2,503,455
		4,534,718
	Industrial Intermediate Products - 4.0%
150,256	Janus International Group, Inc.[1]	1,352,304
14,277	Valmont Industries, Inc.	3,406,492
		4,758,796
	Transportation & Logistics - 3.7%
61,530	Kirby Corporation[1]	4,441,851

	Total Industrials	24,192,595

	Materials - 1.2%
	Chemicals - 1.2%
14,081	Ashland Global Holdings, Inc.	1,385,711

	Technology - 14.1%
	Semiconductors - 2.4%
18,253	QUALCOMM, Inc.	2,789,423

	Software - 8.8%
51,354	Jamf Holding Corporation[1]	1,787,633
8,571	Microsoft Corporation	2,642,525

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Software - 8.8% (Continued)
105,989	Tenable Holdings, Inc.[1]	$6,125,105
		10,555,263
	Technology Services - 2.9%
61,075	Clarivate PLC[1,2]	1,023,617
6,795	MasterCard, Inc. - Class A1	2,428,397
		3,452,014
	Total Technology	16,796,700

	Utilities - 4.3%
	Electric Utilities - 4.3%
61,022	NextEra Energy, Inc.	5,169,173

	TOTAL COMMON STOCKS (Cost $79,881,205)	100,343,260

	SHORT-TERM INVESTMENTS — 16.4%
9,761,514	Blackrock Liquidity Funds T-Fund, Institutional Series, 0.21%[3]	9,761,514
9,761,514	Federated Hermes Treasury Obligations Fund, Institutional Series, 0.13%[3]	9,761,514
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,523,028)	19,523,028
	TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost $99,404,233)	119,866,288

	COMMON STOCK SOLD SHORT — (42.2)%
	Communications - (2.9)%
	Advertising & Marketing - (1.1)%
(15,737)	Omnicom Group, Inc.	(1,335,757)

	Publishing & Broadcasting - (0.5)%
(59,618)	Pearson PLC[2]	(584,539)

	Telecommunications - (1.3)%
(62,619)	AT&T, Inc.	(1,479,687)

	Total Communications	(3,399,983)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Consumer Discretionary - (10.6)%
	Apparel & Textile Products - (1.6)%
(12,255)	Crocs, Inc.	(936,282)
(22,060)	Kontoor Brands, Inc.	(912,181)
		(1,848,463)
	Automotive - (0.8)%
(154,286)	Lordstown Motors Corporation	(526,115)
(72,900)	Sono Group NV	(392,202)
		(918,317)
	Consumer Services - (5.1)%
(44,213)	Adtalem Global Education, Inc.	(1,313,568)
(13,882)	Grand Canyon Education, Inc.	(1,348,081)
(143,172)	Perdoceo Education Corporation	(1,643,615)
(27,052)	Strategic Education, Inc.	(1,795,712)
		(6,100,976)
	Home & Office Products - (0.7)%
(5,145)	Whirlpool Corporation	(888,953)

	Leisure Facilities & Services - (0.8)%
(66,233)	Life Time Group Holdings, Inc.	(963,028)

	Retail - Discretionary - (1.6)%
(3,038)	Lululemon Athletica, Inc.	(1,109,569)
(5,721)	Williams-Sonoma, Inc.	(829,545)
		(1,939,114)
	Total Consumer Discretionary	(12,658,851)

	Consumer Staples - (5.1)%
	Food - (2.5)%
(40,364)	B&G Foods, Inc.	(1,089,021)
(12,614)	Beyond Meat, Inc.	(609,382)
(20,247)	Kellogg Company	(1,305,729)
		(3,004,132)
	Retail - Consumer Staples - (2.6)%
(30,472)	Big Lots, Inc.	(1,054,331)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Retail - Consumer Staples - (2.6)% (Continued)
(35,474)	Kroger Company (The)	$(2,035,144)
		(3,089,475)
	Total Consumer Staples	(6,093,607)

	Energy - (0.6)%
	Renewable Energy - (0.6)%
(25,285)	Plug Power, Inc.	(723,404)

	Financials - (3.5)%
	Asset Management - (0.9)%
(8,345)	Blackstone Group LP (The)	(1,059,314)

	Specialty Finance - (2.6)%
(9,101)	Capital One Financial Corporation	(1,194,870)
(11,626)	Discover Financial Services	(1,281,069)
(56,915)	Rocket Companies, Inc.	(632,895)
		(3,108,834)
	Total Financials	(4,168,148)

	Health Care - (4.6)%
	Health Care Facilities & Services - (2.4)%
(8,925)	Catalent, Inc.	$(989,783)
(14,130)	Fulgent Genetics Inc.	(881,853)
(94,381)	Oscar Health Inc.	(940,979)
		(2,812,615)
	Medical Equipment & Devices - (2.2)%
(33,225)	Cue Health Inc.	(214,301)
(57,904)	Neogen Corporation	(1,785,759)
(1,630)	West Pharmaceutical Services, Inc.	(669,457)
		(2,669,517)
	Total Health Care	(5,482,132)

	Industrials - (6.6)%
	Electrical Equipment - (3.2)%
(4,295)	Acuity Brands, Inc.	(813,044)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Electrical Equipment - (3.2)% (Continued)
(32,400)	Blink Charging Company	$(857,304)
(45,224)	Bloom Energy Corporation - Class A	(1,092,160)
(22,378)	Philips Lighting NV	(1,041,029)
		(3,803,537)
	Engineering & Construction - (0.6)%
(24,437)	Frontdoor, Inc.	(729,444)

	Industrial Intermediate Products - (0.3)%
(6,754)	Proto Labs, Inc.	(357,287)

	Industrial Support Services - (0.5)%
(22,670)	Resideo Technologies, Inc.	(540,226)

	Transportation Equipment - (2.0)%
(100,215)	Hyliion Holdings Corporation	(443,952)
(19,880)	Wabtec Corporation	(1,911,860)
		(2,355,812)
	Total Industrials	(7,786,306)

	Real Estate - (0.6)%
	Real Estate Services - (0.6)%
(46,044)	Realogy Holdings Corporation	(721,970)

	Technology - (6.1)%
	Software - (4.9)%
(14,365)	Guidewire Software, Inc.	(1,359,216)
(44,748)	Materialise NV – ADR[4]	(865,874)
(24,943)	Qualys, Inc.	(3,552,132)
		(5,777,222)
	Technology Hardware - (1.2)%
(28,764)	3D Systems Corporation	(479,784)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Shares		Value
	Technology Hardware - (1.2)% (Continued)
(201,426)	Desktop Metal, Inc.	$(954,759)
		(1,434,543)
	Total Technology	(7,211,765)

	Utilities - (1.6)%
	Electric Utilities - (1.6)%
(40,802)	Avangrid, Inc.	(1,907,085)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $56,942,715)	(50,153,251)

	OTHER ASSETS IN EXCESS OF LIABILITIES - 41.4%	49,231,382
	TOTAL NET ASSETS - 100.0%	$118,944,419

[1]	Non-income producing security.
[2]	PLC – Public Limited Company.
[3]	Rate disclosed is the seven day effective yield as of March 31, 2022.
[4]	ADR – American Depositary Receipt.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

OTC Total return swap agreements outstanding at March 31, 2022:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	0.98% (Fed Funds Rate + 0.65%)	03/21/2023	$2,645,533	American International Group	$414,383	$-	$414,383
Morgan Stanley	0.98% (Fed Funds Rate + 0.65%)	03/21/2023	4,062,295	Canadian National Railway Company	494,317	-	494,317
Morgan Stanley	0.98% (Fed Funds Rate + 0.65%)	03/21/2023	1,601,516	ChampionX Corporation	75,838	-	75,838
Morgan Stanley	0.98% (Fed Funds Rate + 0.65%)	03/21/2023	3,296,470	Eagle Materials, Inc.	(387,944)	-	(387,944)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,011,104)	Morgan Stanley Custom Swap (MSCMS494) Index(3)	(14,221)	-	(14,221)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(986,223)	Morgan Stanley Custom Swap (MSCMS495) Index(3)	(37,123)	-	(37,123)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,003,431)	Morgan Stanley Custom Swap (MSCMS496) Index(3)	(25,098)	-	(25,098)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(971,232)	Morgan Stanley Custom Swap (MSCMS497) Index(3)	(53,479)	-	(53,479)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(990,095)	Morgan Stanley Custom Swap (MSCMS498) Index(3)	(36,525)	-	(36,525)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(978,620)	Morgan Stanley Custom Swap (MSCMS499) Index(3)	(41,409)	-	(41,409)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(993,303)	Morgan Stanley Custom Swap (MSCMS500) Index(3)	(18,694)	-	(18,694)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(984,044)	Morgan Stanley Custom Swap (MSCMS501) Index(3)	(40,184)	-	(40,184)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(967,205)	Morgan Stanley Custom Swap (MSCMS502) Index(3)	(56,902)	-	(56,902)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(973,118)	Morgan Stanley Custom Swap (MSCMS503) Index(3)	(45,451)	-	(45,451)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(995,740)	Morgan Stanley Custom Swap (MSCMS504) Index(3)	(23,050)	-	(23,050)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,016,348)	Morgan Stanley Custom Swap (MSCMS505) Index(3)	(424)	-	(424)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,028,685)	Morgan Stanley Custom Swap (MSCMS506) Index(3)	6,176	-	6,176
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,018,142)	Morgan Stanley Custom Swap (MSCMS507) Index(3)	(5,600)	-	(5,600)
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,041,538)	Morgan Stanley Custom Swap (MSCMS508) Index(3)	10,785	-	10,785
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,029,208)	Morgan Stanley Custom Swap (MSCMS509) Index(3)	639	-	639
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,045,593)	Morgan Stanley Custom Swap (MSCMS510) Index(3)	20,509	-	20,509
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,012,172)	Morgan Stanley Custom Swap (MSCMS511) Index(3)	2,751	-	2,751
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,023,026)	Morgan Stanley Custom Swap (MSCMS512) Index(3)	6,221	-	6,221
Morgan Stanley	(0.12%) (Fed Funds Rate minus 0.45%)	07/28/2022	(1,021,986)	Morgan Stanley Custom Swap (MSCMS513) Index(3)	19,997	-	19,997
Total Unrealized Appreciation							$1,051,616
Total Unrealized (Depreciation)							$(786,104)
Total					$265,512	$-	$265,512

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS494) Index total return swap with Morgan Stanley Bank as of Mach 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	329	$73,449	7.04%
Allstate Corporation (The)	508	71,290	6.84%
Dollar General Corporation	306	69,662	6.68%
Costco Wholesale Corporation	119	68,681	6.59%
Apple, Inc.	378	67,140	6.44%
Amgen, Inc.	275	66,753	6.40%
Restaurant Brands Int'l, Inc.	1,124	65,468	6.28%
Moody's Corporation	193	65,286	6.26%
McDonalds Corporation	261	65,018	6.23%
Walgreens Boots Alliance, Inc.	1,363	64,692	6.20%
CVS Health Corporation	602	62,376	5.98%
Target Corporation	280	62,084	5.95%
HCA Healthcare, Inc.	241	61,420	5.89%
General Motors Company	1,358	61,412	5.89%
Ford Motor Company	3,475	60,022	5.75%
Magna International, Inc.	897	58,217	5.58%
		$1,042,970	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS495) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	538	$118,925	11.62%
Allstate Corporation (The)	797	110,429	10.79%
Kroger Company (The)	1,819	104,328	10.19%
Ecolab, Inc.	586	103,385	10.10%
LyondellBasell Industries N.V.	1,004	103,211	10.09%
Blackstone, Inc.	796	101,068	9.88%
Steris Corporation	411	99,260	9.70%
Sherwin-Williams Company (The)	388	96,930	9.47%
Estee Lauder Companies, Inc. (The)	343	93,383	9.12%
Home Depot, Inc. (The)	309	92,468	9.04%
		$1,023,387	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS496) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	144	$31,841	3.10%
Lululemon Athletica, Inc.	80	29,373	2.86%
Caterpillar, Inc.	132	29,361	2.85%
Cintas Corporation	68	28,942	2.81%
Fastenal Company	478	28,376	2.76%
Automatic Data Processing, Inc.	124	28,142	2.74%
Ulta Beauty, Inc.	70	27,994	2.72%
Emerson Electric Company	282	27,603	2.68%
West Pharmaceutical Services, Inc.	67	27,348	2.66%
LyondellBasell Industries N.V.	265	27,292	2.65%
Duke Realty Corporation	470	27,261	2.65%
WW Grainger, Inc.	53	27,250	2.65%
Dollar General Corporation	122	27,206	2.65%
Ecolab, Inc.	153	27,078	2.63%
Blackstone, Inc.	213	27,012	2.63%
Rockwell Automation, Inc.	96	26,833	2.61%
Realty Income Corporation	386	26,739	2.60%
VF Corporation	469	26,688	2.59%
General Motors Company	608	26,597	2.59%
United Parcel Service, Inc.	123	26,281	2.56%
O'Reilly Automotive, Inc.	38	26,198	2.55%
Cummins, Inc.	128	26,174	2.54%
3M Company	176	26,160	2.54%
Eaton Corporation PLC	172	26,123	2.54%
Starbucks Corporation	286	26,051	2.53%
Ford Motor Company	1,530	25,874	2.52%
PACCAR, Inc.	293	25,817	2.51%
Church & Dwight Company, Inc.	256	25,447	2.47%
JB Hunt Transport Services, Inc.	126	25,395	2.47%
Kroger Company (The)	437	25,095	2.44%
Sherwin-Williams Company (The)	100	24,897	2.42%
CVS Health Corporation	245	24,807	2.41%
Estee Lauder Companies, Inc. (The)	90	24,575	2.39%
Align Technology, Inc.	56	24,201	2.35%
Walgreens Boots Alliance, Inc.	540	24,188	2.35%
Generac Holdings, Inc.	81	24,139	2.35%
Home Depot, Inc. (The)	80	23,800	2.31%
Stanley Black & Decker, Inc.	159	22,294	2.17%
Best Buy Company, Inc.	243	22,088	2.15%
		$1,028,540	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS497) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	152	$33,690	3.29%
Lululemon Athletica, Inc.	87	31,665	3.09%
Blackstone, Inc.	240	30,520	2.98%
Cintas Corporation	71	30,058	2.93%
Caterpillar, Inc.	133	29,697	2.90%
Ecolab, Inc.	165	29,198	2.85%
General Motors Company	658	28,790	2.81%
VF Corporation	506	28,788	2.81%
Fastenal Company	485	28,785	2.81%
Automatic Data Processing, Inc.	126	28,625	2.79%
Discover Financial Services	259	28,503	2.78%
LyondellBasell Industries N.V.	277	28,440	2.78%
Cummins, Inc.	138	28,361	2.77%
Starbucks Corporation	310	28,237	2.76%
CF Industries Holdings, Inc.	274	28,235	2.75%
Emerson Electric Company	286	28,050	2.74%
United Parcel Service, Inc.	130	27,947	2.73%
Ford Motor Company	1,642	27,759	2.71%
PACCAR, Inc.	315	27,754	2.71%
Rockwell Automation, Inc.	99	27,751	2.71%
Capital One Financial Corporation	210	27,580	2.69%
WW Grainger, Inc.	53	27,542	2.69%
Eaton Corporation PLC	180	27,290	2.66%
3M Company	183	27,241	2.66%
O'Reilly Automotive, Inc.	40	27,190	2.65%
Estee Lauder Companies, Inc. (The)	99	27,056	2.64%
Sherwin-Williams Company (The)	108	26,936	2.63%
Agilent Technologies, Inc.	201	26,616	2.60%
JB Hunt Transport Services, Inc.	131	26,326	2.57%
Align Technology, Inc.	60	26,242	2.56%
Canadian Imperial Bank of Commerce	215	26,145	2.55%
Kroger Company (The)	453	26,012	2.54%
Church & Dwight Company, Inc.	258	25,616	2.50%
Generac Holdings, Inc.	84	24,950	2.43%
Home Depot, Inc. (The)	81	24,312	2.37%
Stanley Black & Decker, Inc.	172	24,022	2.34%
Best Buy Company, Inc.	250	22,759	2.22%
		$1,024,688	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS498) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	93	$34,013	3.31%
Albemarle Corporation	153	33,788	3.29%
Blackstone, Inc.	254	32,272	3.14%
Cintas Corporation	75	31,963	3.11%
Ecolab, Inc.	176	31,108	3.03%
Automatic Data Processing, Inc.	134	30,594	2.98%
CF Industries Holdings, Inc.	296	30,510	2.97%
Fastenal Company	510	30,286	2.95%
VF Corporation	532	30,224	2.94%
General Motors Company	687	30,046	2.93%
Starbucks Corporation	329	29,906	2.91%
LyondellBasell Industries N.V.	288	29,576	2.88%
Discover Financial Services	267	29,462	2.87%
Cummins, Inc.	143	29,345	2.86%
Caterpillar, Inc.	131	29,300	2.85%
Ford Motor Company	1,723	29,130	2.84%
PACCAR, Inc.	331	29,122	2.84%
United Parcel Service, Inc.	136	29,114	2.84%
WW Grainger, Inc.	56	29,063	2.83%
Align Technology, Inc.	67	29,011	2.83%
Emerson Electric Company	295	28,896	2.82%
O'Reilly Automotive, Inc.	42	28,870	2.81%
Church & Dwight Company, Inc.	290	28,791	2.80%
Capital One Financial Corporation	219	28,755	2.80%
Sherwin-Williams Company (The)	115	28,739	2.80%
Eaton Corporation PLC	189	28,665	2.79%
JB Hunt Transport Services, Inc.	142	28,599	2.79%
Kroger Company (The)	496	28,437	2.77%
Rockwell Automation, Inc.	101	28,278	2.76%
3M Company	190	28,275	2.75%
Estee Lauder Companies, Inc. (The)	102	27,868	2.72%
Canadian Imperial Bank of Commerce	228	27,772	2.71%
Home Depot, Inc. (The)	87	26,096	2.54%
Stanley Black & Decker, Inc.	185	25,892	2.52%
Best Buy Company, Inc.	273	24,821	2.42%
		$1,026,587	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS499) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	204	$45,158	4.43%
Cintas Corporation	102	43,443	4.26%
Automatic Data Processing, Inc.	182	41,462	4.06%
Fastenal Company	698	41,449	4.06%
Caterpillar, Inc.	182	40,587	3.98%
WW Grainger, Inc.	78	40,436	3.96%
LyondellBasell Industries N.V.	388	39,940	3.92%
Emerson Electric Company	405	39,693	3.89%
United Parcel Service, Inc.	185	39,631	3.89%
Kroger Company (The)	690	39,613	3.88%
General Motors Company	904	39,531	3.88%
Cummins, Inc.	193	39,496	3.87%
Rockwell Automation, Inc.	141	39,479	3.87%
Ford Motor Company	2,334	39,472	3.87%
Sherwin-Williams Company (The)	158	39,462	3.87%
Discover Financial Services	357	39,351	3.86%
Eaton Corporation PLC	256	38,888	3.81%
3M Company	261	38,806	3.80%
PACCAR, Inc.	438	38,540	3.78%
JB Hunt Transport Services, Inc.	192	38,484	3.77%
Capital One Financial Corporation	290	38,032	3.73%
Canadian Imperial Bank of Commerce	307	37,391	3.67%
Generac Holdings, Inc.	123	36,500	3.58%
Home Depot, Inc. (The)	120	36,059	3.53%
Stanley Black & Decker, Inc.	250	34,990	3.43%
Best Buy Company, Inc.	376	34,140	3.35%
		$1,020,033	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS500) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	478	$105,715	10.45%
Discover Financial Services	859	94,676	9.35%
Sherwin-Williams Company (The)	379	94,621	9.35%
General Motors Company	2,152	94,112	9.30%
Ford Motor Company	5,514	93,244	9.21%
LyondellBasell Industries N.V.	903	92,826	9.17%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Capital One Financial Corporation	691	90,757	8.97%
Kroger Company (The)	1,577	90,487	8.94%
Canadian Imperial Bank of Commerce	722	87,837	8.68%
Home Depot, Inc. (The)	283	84,775	8.38%
Best Buy Company, Inc.	913	82,963	8.20%
		$1,012,013	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS501) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	252	$55,715	5.44%
West Pharmaceutical Services, Inc.	128	52,635	5.14%
Steris Corporation	213	51,444	5.02%
Starbucks Corporation	563	51,184	5.00%
Blackstone, Inc.	401	50,916	4.97%
Align Technology, Inc.	116	50,652	4.94%
Duke Realty Corporation	868	50,393	4.92%
Sherwin-Williams Company (The)	199	49,742	4.86%
Realty Income Corporation	712	49,361	4.82%
Discover Financial Services	446	49,096	4.79%
Ford Motor Company	2,902	49,072	4.79%
General Motors Company	1,121	49,048	4.79%
Church & Dwight Company, Inc.	489	48,617	4.75%
Kroger Company (The)	833	47,780	4.66%
Agilent Technologies, Inc.	357	47,269	4.61%
Capital One Financial Corporation	358	46,977	4.59%
LyondellBasell Industries N.V.	450	46,273	4.52%
Canadian Imperial Bank of Commerce	373	45,435	4.44%
Best Buy Company, Inc.	492	44,732	4.37%
Home Depot, Inc. (The)	147	43,982	4.29%
Walgreens Boots Alliance, Inc.	981	43,928	4.29%
		$1,024,251	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS502) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	159	$57,935	5.66%
Albemarle Corporation	260	57,556	5.62%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Blackstone, Inc.	422	$53,550	5.23%
Starbucks Corporation	579	52,640	5.14%
Moody's Corporation	152	51,378	5.02%
Allstate Corporation (The)	364	50,484	4.93%
Ford Motor Company	2,915	49,291	4.81%
General Motors Company	1,124	49,151	4.80%
Ecolab, Inc.	278	49,087	4.79%
Dollar General Corporation	220	48,946	4.78%
VF Corporation	851	48,392	4.73%
Sherwin-Williams Company (The)	193	48,196	4.71%
Kroger Company (The)	828	47,495	4.64%
Target Corporation	220	46,641	4.55%
Discover Financial Services	422	46,484	4.54%
LyondellBasell Industries N.V.	442	45,417	4.43%
Capital One Financial Corporation	343	45,064	4.40%
Canadian Imperial Bank of Commerce	369	44,961	4.39%
CVS Health Corporation	439	44,441	4.34%
Best Buy Company, Inc.	485	44,068	4.30%
Walgreens Boots Alliance, Inc.	958	42,874	4.19%
		$1,024,051	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS503) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	481	$106,296	10.44%
Blackstone, Inc.	797	101,180	9.93%
CF Industries Holdings, Inc.	922	95,014	9.33%
Ford Motor Company	5,445	92,083	9.04%
LyondellBasell Industries N.V.	887	91,151	8.95%
General Motors Company	2,076	90,797	8.91%
Sherwin-Williams Company (The)	361	90,045	8.84%
Kroger Company (The)	1,556	89,291	8.77%
United Parcel Service, Inc.	415	89,087	8.75%
JB Hunt Transport Services, Inc.	440	88,250	8.66%
Canadian Imperial Bank of Commerce	702	85,371	8.38%
		$1,018,565	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS504) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	406	$89,839	8.82%
Blackstone, Inc.	669	84,983	8.34%
Amgen, Inc.	335	81,096	7.96%
Align Technology, Inc.	185	80,527	7.90%
Ford Motor Company	4,686	79,239	7.78%
LyondellBasell Industries N.V.	770	79,218	7.78%
General Motors Company	1,772	77,497	7.61%
Agilent Technologies, Inc.	575	76,156	7.48%
Discover Financial Services	681	74,997	7.36%
Canadian Imperial Bank of Commerce	610	74,280	7.29%
Capital One Financial Corporation	564	74,000	7.26%
Waters Corporation	238	73,737	7.24%
Stanley Black & Decker, Inc.	524	73,185	7.18%
		$1,018,754	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS505) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	273	$60,370	5.94%
Blackstone, Inc.	447	56,739	5.58%
Allstate Corporation (The)	409	56,713	5.58%
Steris Corporation	231	55,860	5.49%
Starbucks Corporation	612	55,629	5.47%
Amgen, Inc.	227	54,960	5.41%
Align Technology, Inc.	126	54,931	5.40%
Ford Motor Company	3,233	54,672	5.38%
West Pharmaceutical Services, Inc.	132	54,329	5.34%
General Motors Company	1,228	53,703	5.28%
LyondellBasell Industries N.V.	514	52,890	5.20%
Discover Financial Services	472	51,987	5.11%
Agilent Technologies, Inc.	392	51,846	5.10%
Pfizer, Inc.	988	51,164	5.03%
Canadian Imperial Bank of Commerce	417	50,749	4.99%
Walgreens Boots Alliance, Inc.	1,129	50,546	4.97%
HCA Healthcare, Inc.	201	50,322	4.95%
Waters Corporation	162	50,299	4.95%
Best Buy Company, Inc.	540	49,076	4.83%
		$1,016,785	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS506) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	142	$51,708	5.06%
Albemarle Corporation	226	50,055	4.89%
Blackstone, Inc.	365	46,363	4.53%
Steris Corporation	191	46,219	4.52%
Amgen, Inc.	190	45,927	4.49%
Ulta Beauty, Inc.	115	45,671	4.47%
Starbucks Corporation	501	45,556	4.46%
LyondellBasell Industries N.V.	438	45,040	4.40%
Ford Motor Company	2,661	45,003	4.40%
O'Reilly Automotive, Inc.	65	44,543	4.36%
West Pharmaceutical Services, Inc.	108	44,439	4.35%
VF Corporation	780	44,378	4.34%
Align Technology, Inc.	101	44,174	4.32%
General Motors Company	1,001	43,788	4.28%
Dollar General Corporation	195	43,502	4.25%
HCA Healthcare, Inc.	172	43,138	4.22%
Agilent Technologies, Inc.	323	42,680	4.17%
Pfizer, Inc.	823	42,614	4.17%
Walgreens Boots Alliance, Inc.	947	42,416	4.15%
CVS Health Corporation	418	42,323	4.14%
Generac Holdings, Inc.	141	41,768	4.08%
Waters Corporation	133	41,187	4.03%
Best Buy Company, Inc.	441	40,050	3.92%
		$1,022,542	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS507) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	728	$160,922	15.72%
Steris Corporation	618	149,410	14.59%
Ford Motor Company	8,773	148,344	14.49%
Align Technology, Inc.	334	145,751	14.24%
General Motors Company	3,315	145,002	14.16%
Generac Holdings, Inc.	463	137,724	13.45%
Walgreens Boots Alliance, Inc.	3,051	136,608	13.35%
		$1,023,761	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS508) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Albemarle Corporation	512	$113,157	10.98%
Steris Corporation	447	108,056	10.48%
Amgen, Inc.	445	107,580	10.44%
West Pharmaceutical Services, Inc.	254	104,498	10.14%
General Motors Company	2,361	103,264	10.02%
HCA Healthcare, Inc.	404	101,268	9.82%
Align Technology, Inc.	230	100,359	9.74%
Agilent Technologies, Inc.	755	99,943	9.70%
Generac Holdings, Inc.	325	96,545	9.36%
Waters Corporation	310	96,095	9.32%
		$1,030,765	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS509) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Steris Corporation	743	$179,704	17.47%
West Pharmaceutical Services, Inc.	424	174,211	16.94%
Kroger Company (The)	3,029	173,787	16.89%
Align Technology, Inc.	391	170,585	16.59%
CF Industries Holdings, Inc.	1,651	170,125	16.54%
Generac Holdings, Inc.	539	160,104	15.57%
		$1,028,516	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS510) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	2,304	$132,178	12.89%
West Pharmaceutical Services, Inc.	320	131,473	12.83%
Ford Motor Company	7,769	131,372	12.82%
Align Technology, Inc.	300	130,672	12.75%
Agilent Technologies, Inc.	959	126,839	12.37%
CF Industries Holdings, Inc.	1,229	126,646	12.35%
HCA Healthcare, Inc.	502	125,743	12.27%
Generac Holdings, Inc.	404	120,174	11.72%
		$1,025,097	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS511) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	316	$115,435	11.44%
Starbucks Corporation	1,161	105,586	10.46%
West Pharmaceutical Services, Inc.	250	102,870	10.19%
Align Technology, Inc.	236	102,811	10.19%
VF Corporation	1,769	100,598	9.97%
HCA Healthcare, Inc.	390	97,808	9.69%
Generac Holdings, Inc.	325	96,516	9.56%
Walgreens Boots Alliance, Inc.	2,154	96,438	9.55%
Best Buy Company, Inc.	1,054	95,808	9.49%
CF Industries Holdings, Inc.	927	95,513	9.46%
		$1,009,383	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS512) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
Kellogg Company	673	$43,383	4.27%
DocuSign, Inc.	405	43,346	4.26%
Hormel Foods Corporation	840	43,312	4.26%
McCormick & Company, Inc.	434	43,300	4.26%
Philip Morris International, Inc.	460	43,214	4.25%
Ford Motor Company	2,541	42,964	4.23%
General Mills, Inc.	633	42,899	4.22%
West Pharmaceutical Services, Inc.	104	42,777	4.21%
PepsiCo, Inc.	256	42,776	4.21%
Hershey Company (The)	197	42,745	4.20%
Sysco Corporation	523	42,726	4.20%
International Flavors & Fragrances, Inc.	325	42,669	4.20%
Kroger Company (The)	743	42,629	4.19%
Altria Group, Inc.	814	42,533	4.18%
Constellation Brands, Inc.	185	42,530	4.18%
Church & Dwight Company, Inc.	427	42,418	4.17%
Steris Corporation	174	42,055	4.14%
Ecolab, Inc.	238	41,941	4.12%
General Motors Company	958	41,894	4.12%
Estee Lauder Companies, Inc. (The)	153	41,546	4.09%
CF Industries Holdings, Inc.	403	41,524	4.08%
Pfizer, Inc.	795	41,154	4.05%
Generac Holdings, Inc.	136	40,311	3.96%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2022 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	160	$40,145	3.95%
		$1,016,791	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS513) Index total return swap with Morgan Stanley Bank as of March 31, 2022, termination date 7/28/22:

Reference Entity	Shares	Market Value	% of Total Index Value
CF Industries Holdings, Inc.	1,138	$117,231	11.70%
Kroger Company (The)	2,013	115,473	11.53%
West Pharmaceutical Services, Inc.	274	112,565	11.23%
Cigna Corporation	466	111,760	11.15%
Pfizer, Inc.	2,152	111,412	11.12%
Steris Corporation	459	111,016	11.08%
Magna International, Inc.	1,703	109,532	10.93%
HCA Healthcare, Inc.	430	107,891	10.77%
Generac Holdings, Inc.	353	105,060	10.49%
		$1,001,940	100.00%